Rule 497(e)
                                                          Registration #33-36317
================================================================================

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
Class A and B Shares
                                                                600 FIFTH AVENUE
                                                            NEW YORK, N.Y. 10020
                                                                  (212) 830-5220

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                    SUPPLEMENT DATED OCTOBER 1, 2001, TO THE
     PROSPECTUS FOR THE CLASS A AND CLASS B SHARES, DATED FEBRUARY 28, 2001

     The seventh paragraph under "Principal Risks" on page 2 of the Class A and B prospectus is replaced by the following:

     "Investors should understand that some of the income generated by the Fund may be subject to the federal alternative minimum tax."

     The fifth paragraph under "Principal Investment Strategies" on page 6 of the Class A and B prospectus is replaced by the following:

     "The Fund may purchase, without limit, securities and Participation Certificates whose interest income may be subject to the federal alternative minimum tax."

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
                                                                     Rule 497(e)
                                                          Registration #33-36317
================================================================================

                                                            600 FIFTH AVENUE
JP Morgan Funds                                             NEW YORK, N.Y. 10020
                                                            (212) 830-5220


NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.

J.P. Morgan Select Class of Shares Distributed through JPMorgan Fund Distributors, Inc.
================================================================================

                    SUPPLEMENT DATED OCTOBER 1, 2001, TO THE
 PROSPECTUS FOR THE J.P. MORGAN SELECT CLASS OF SHARES, DATED FEBRUARY 28, 2001


     The seventh paragraph under "Principal Risks" on page 3 of the J.P. Morgan Select Class prospectus is replaced by the following:

     "Investors should understand that some of the income generated by the Fund may be subject to the federal alternative minimum tax."

     The fifth paragraph under "Principal Investment Strategies" on page 7 of the J.P. Morgan Select Class prospectus is replaced by the following:

     "The Fund may purchase, without limit, securities and Participation Certificates whose interest income may be subject to the federal alternative minimum tax."












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